UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Target In-Retirement Fund

Voya Target Retirement 2020 Fund

Voya Target Retirement 2025 Fund

Voya Target Retirement 2030 Fund

Voya Target Retirement 2035 Fund

Voya Target Retirement 2040 Fund

Voya Target Retirement 2045 Fund

Voya Target Retirement 2050 Fund

Voya Target Retirement 2055 Fund

Voya Target Retirement 2060 Fund

The schedules are not audited.

Voya Target In-Retirement Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.0%
233	iShares Barclays 20+ Year Treasury Bond Fund	$28,365	1.0
965	iShares Russell 1000 Value Index Fund	112,567	4.0
4,572	Schwab U.S. TIPs ETF	253,838	9.0
130	Vanguard S&P 500 ETF	28,219	1.0

	Total Exchange-Traded Funds
	(Cost $407,677)	422,989	15.0

MUTUAL FUNDS: 85.0%
	Affiliated Investment Companies: 63.0%
9,848	Voya Corporate Leaders ® 100 Fund - Class R6	197,059	7.0
14,228	Voya Floating Rate Fund - Class I	141,570	5.0
17,369	Voya Global Bond Fund - Class R6	169,517	6.0
1,451	Voya Global Real Estate Fund - Class R6	28,076	1.0
6,946	Voya High Yield Bond Fund - Class R6	56,749	2.0
56,485	Voya Intermediate Bond Fund - Class R6	566,540	20.0
6,212	Voya Large Cap Value Fund - Class R6	84,607	3.0
3,908	Voya Large-Cap Growth Fund - Class R6	140,422	5.0
1,665	@ Voya MidCap Opportunities Fund - Class R6	42,022	1.5
8,969	Voya Multi-Manager International Factors Fund - Class I	84,581	3.0
3,627	Voya Multi-Manager Mid Cap Value Fund - Class I	42,041	1.5
1,393	Voya Real Estate Fund - Class R6	28,037	1.0
20,086	Voya Short Term Bond Fund - Class R6	197,844	7.0
		1,779,065	63.0

	Unaffiliated Investment Companies: 22.0%
8,332	@ Credit Suisse Commodity Return Strategy Fund - Class I	42,575	1.5
32,791	TIAA-CREF Bond Index Fund - Class I	353,488	12.5
3,261	TIAA-CREF International Equity Index Fund - Class I	56,415	2.0
6,420	TIAA-CREF S&P 500 Index Fund - Class I	169,028	6.0
		621,506	22.0

	Total Mutual Funds
	(Cost $2,357,663)	2,400,571	85.0

	Total Investments in Securities (Cost $2,765,340)	$2,823,560	100.0
	Liabilities in Excess of Other Assets	(740)	(0.0)
	Net Assets	$2,822,820	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $2,768,568.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$68,869
Gross Unrealized Depreciation	(13,877)

Net Unrealized Appreciation	$54,992

Voya Target In-Retirement Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$422,989	$–	$–	$422,989
Mutual Funds	2,400,571	–	–	2,400,571
Total Investments, at fair value	$2,823,560	$–	$–	$2,823,560

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/17	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$81,923	$163,811	$(61,762)	$13,087	$197,059	$3,066	$6,250	$-
Voya Floating Rate Fund - Class I	59,057	95,831	(14,126)	808	141,570	3,015	350	-
Voya Global Bond Fund - Class R6	69,861	116,462	(14,472)	(2,334)	169,517	1,846	692	-
Voya Global Real Estate Fund - Class R6	11,649	20,290	(3,447)	(416)	28,076	638	(129)	64
Voya High Yield Bond Fund - Class I	35,336	645	(34,686)	(1,295)	-	363	(3)	-
Voya High Yield Bond Fund - Class R6	-	71,233	(16,901)	2,417	56,749	1,365	1,334	-
Voya Intermediate Bond Fund - Class R6	233,688	496,518	(155,015)	(8,651)	566,540	9,645	3,960	-
Voya Large Cap Value Fund - Class R6	35,087	90,522	(45,929)	4,927	84,607	895	5,540	-
Voya Large-Cap Growth Fund - Class R6	59,727	99,825	(24,596)	5,466	140,422	692	1,337	5,609
Voya MidCap Opportunities Fund - Class R6	17,889	37,935	(14,812)	1,010	42,022	-	1,005	2,049
Voya Multi - Manager International Factors Fund - Class I	34,595	56,771	(10,010)	3,225	84,581	1,099	265	-
Voya Multi-Manager Mid Cap Value Fund - Class I	17,589	36,606	(14,828)	2,674	42,041	437	1,576	605
Voya Real Estate Fund - Class R6	11,647	21,200	(3,938)	(872)	28,037	432	38	1,204
Voya Short Term Bond Fund - Class R6	93,746	143,930	(39,310)	(522)	197,844	1,985	(51)	-
	$761,794	$1,451,579	$(453,832)	$19,524	$1,779,065	$25,478	$22,164	$9,531

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Target Retirement 2020 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.7%
237	iShares Barclays 20+ Year Treasury Bond Fund	$28,852	0.8
1,312	iShares Russell 1000 Value Index Fund	153,045	4.0
316	iShares Russell 2000 Value Index Fund	37,790	1.0
4,833	Schwab U.S. TIPs ETF	268,329	6.9
176	Vanguard S&P 500 ETF	38,204	1.0

	Total Exchange-Traded Funds
	(Cost $510,016)	526,220	13.7

MUTUAL FUNDS: 86.1%
	Affiliated Investment Companies: 63.1%
15,297	Voya Corporate Leaders ® 100 Fund - Class R6	306,091	7.9
19,337	Voya Floating Rate Fund - Class I	192,399	5.0
23,606	Voya Global Bond Fund - Class R6	230,391	6.0
1,972	Voya Global Real Estate Fund - Class R6	38,160	1.0
9,440	Voya High Yield Bond Fund - Class R6	77,124	2.0
46,058	Voya Intermediate Bond Fund - Class R6	461,965	11.9
8,442	Voya Large Cap Value Fund - Class R6	114,983	3.0
7,437	Voya Large-Cap Growth Fund - Class R6	267,217	7.0
3,772	@ Voya MidCap Opportunities Fund - Class R6	95,200	2.5
14,655	Voya Multi-Manager International Equity Fund - Class I	153,292	4.0
16,254	Voya Multi-Manager International Factors Fund - Class I	153,272	4.0
8,216	Voya Multi-Manager Mid Cap Value Fund - Class I	95,229	2.5
1,894	Voya Real Estate Fund - Class R6	38,108	1.0
16,574	Voya Short Term Bond Fund - Class R6	163,251	4.3
605	@ Voya SmallCap Opportunities Fund - Class R6	37,851	1.0
		2,424,533	63.1

	Unaffiliated Investment Companies: 23.0%
11,322	@ Credit Suisse Commodity Return Strategy Fund - Class I	57,855	1.5
26,740	TIAA-CREF Bond Index Fund - Class I	288,253	7.5
6,648	TIAA-CREF International Equity Index Fund - Class I	115,011	3.0
15,993	TIAA-CREF S&P 500 Index Fund - Class I	421,095	11.0
		882,214	23.0

	Total Mutual Funds
	(Cost $3,234,184)	3,306,747	86.1

	Total Investments in Securities (Cost $3,744,200)	$3,832,967	99.8
	Assets in Excess of Other Liabilities	6,106	0.2
	Net Assets	$3,839,073	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $3,761,787.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$111,683
Gross Unrealized Depreciation	(40,503)

Net Unrealized Appreciation	$71,180

Voya Target Retirement 2020 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$526,220	$–	$–	$526,220
Mutual Funds	3,306,747	–	–	3,306,747
Total Investments, at fair value	$3,832,967	$–	$–	$3,832,967

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/17	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$52,644	$289,958	$(57,064)	$20,553	$306,091	5,054	$5,926	$-
Voya Floating Rate Fund - Class I	33,252	186,314	(29,473)	2,306	192,399	3,878	(783)	-
Voya Global Bond Fund - Class R6	39,333	227,843	(33,051)	(3,734)	230,391	1,959	140	-
Voya Global Real Estate Fund - Class R6	6,557	38,973	(6,179)	(1,191)	38,160	847	(341)	92
Voya High Yield Bond Fund - Class I	19,897	927	(21,817)	993	-	206	(10)	-
Voya High Yield Bond Fund - Class R6	-	99,304	(23,957)	1,777	77,124	1,909	(353)	-
Voya Intermediate Bond Fund - Class R6	79,262	457,263	(66,267)	(8,293)	461,965	7,511	689	-
Voya Large Cap Value Fund - Class R6	19,757	201,727	(116,075)	9,574	114,983	1,159	3,516	-
Voya Large-Cap Growth Fund - Class R6	47,094	261,220	(44,539)	3,442	267,217	1,372	6,393	11,125
Voya MidCap Opportunities Fund - Class R6	16,786	113,969	(38,741)	3,186	95,200	-	16	4,849
Voya Multi-Manager International Equity Fund - Class I	26,308	167,677	(42,129)	1,436	153,292	2,505	(1,004)	-
Voya Multi-Manager International Factors Fund - Class I	25,927	147,593	(26,037)	5,789	153,272	2,137	(264)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	16,506	111,703	(40,960)	7,980	95,229	1,063	397	1,471
Voya Real Estate Fund - Class R6	6,556	40,221	(6,405)	(2,264)	38,108	563	54	1,724
Voya Short Term Bond Fund - Class R6	39,587	193,441	(69,601)	(176)	163,251	1,599	(490)	-
Voya SmallCap Opportunities Fund - Class R6	6,742	59,655	(30,301)	1,755	37,851	-	1,338	857
	$436,208	$2,597,788	$(652,596)	$43,133	$2,424,533	$31,762	$15,224	$20,118

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.2%
480	iShares Barclays 20+ Year Treasury Bond Fund	$58,435	1.8
2,603	iShares MSCI Emerging Markets Index Fund	98,888	3.0
1,138	iShares Russell 1000 Value Index Fund	132,748	3.9
411	iShares Russell 2000 Value Index Fund	49,151	1.5
153	Vanguard S&P 500 ETF	33,212	1.0

	Total Exchange-Traded Funds
	(Cost $351,940)	372,434	11.2

MUTUAL FUNDS: 88.7%
	Affiliated Investment Companies: 67.7%
14,987	Voya Corporate Leaders ® 100 Fund - Class R6	299,896	8.9
16,839	Voya Floating Rate Fund - Class I	167,545	5.0
20,557	Voya Global Bond Fund - Class R6	200,639	6.0
1,718	Voya Global Real Estate Fund - Class R6	33,234	1.0
8,220	Voya High Yield Bond Fund - Class R6	67,157	2.0
41,780	Voya Intermediate Bond Fund - Class R6	419,051	12.5
8,614	Voya Large Cap Value Fund - Class R6	117,324	3.5
6,939	Voya Large-Cap Growth Fund - Class R6	249,328	7.5
4,599	@ Voya MidCap Opportunities Fund - Class R6	116,068	3.5
15,191	Voya Multi-Manager International Equity Fund - Class I	158,896	4.8
16,809	Voya Multi-Manager International Factors Fund - Class I	158,512	4.7
10,019	Voya Multi-Manager Mid Cap Value Fund - Class I	116,124	3.5
1,650	Voya Real Estate Fund - Class R6	33,188	1.0
7,641	Voya Short Term Bond Fund - Class R6	75,265	2.3
794	@ Voya SmallCap Opportunities Fund - Class R6	49,667	1.5
		2,261,894	67.7

	Unaffiliated Investment Companies: 21.0%
9,824	@ Credit Suisse Commodity Return Strategy Fund - Class I	50,202	1.5
12,439	TIAA-CREF Bond Index Fund - Class I	134,089	4.0
8,684	TIAA-CREF International Equity Index Fund - Class I	150,241	4.5
13,940	TIAA-CREF S&P 500 Index Fund - Class I	367,035	11.0
		701,567	21.0

	Total Mutual Funds
	(Cost $2,887,267)	2,963,461	88.7

	Total Investments in Securities (Cost $3,239,207)	$3,335,895	99.9
	Assets in Excess of Other Liabilities	2,965	0.1
	Net Assets	$3,338,860	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $3,246,128.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$112,105
Gross Unrealized Depreciation	(22,338)

Net Unrealized Appreciation	$89,767

Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$372,434	$–	$–	$372,434
Mutual Funds	2,963,461	–	–	2,963,461
Total Investments, at fair value	$3,335,895	$–	$–	$3,335,895

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/17	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$98,208	$241,935	$(60,249)	$20,002	$299,896	$5,148	$6,357	$-
Voya Floating Rate Fund - Class I	55,110	142,074	(30,355)	716	167,545	3,788	768	-
Voya Global Bond Fund - Class R6	65,189	172,811	(32,403)	(4,958)	200,639	2,214	1,743	-
Voya Global Real Estate Fund - Class R6	10,867	30,177	(6,610)	(1,200)	33,234	818	(462)	84
Voya High Yield Bond Fund - Class I	32,978	1,028	(32,723)	(1,283)	-	339	22	-
Voya High Yield Bond Fund - Class R6	-	92,261	(26,808)	1,704	67,157	1,785	1,978	-
Voya Intermediate Bond Fund - Class R6	136,775	368,937	(78,884)	(7,777)	419,051	7,606	1,306	-
Voya Large Cap Value Fund - Class R6	38,306	182,505	(111,316)	7,829	117,324	1,354	4,995	-
Voya Large-Cap Growth Fund - Class R6	83,628	212,760	(52,204)	5,144	249,328	1,355	3,539	10,988
Voya MidCap Opportunities Fund - Class R6	38,949	103,719	(28,024)	1,424	116,068	-	1,528	6,243
Voya Multi-Manager International Equity Fund - Class I	54,373	197,780	(95,258)	2,001	158,896	2,840	(1,388)	-
Voya Multi - Manager International Factors Fund - Class I	53,867	139,016	(40,230)	5,859	158,512	2,392	(323)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	38,301	107,939	(35,871)	5,755	116,124	1,331	3,588	1,842
Voya Real Estate Fund - Class R6	10,866	31,494	(6,994)	(2,178)	33,188	551	(118)	1,573
Voya Short Term Bond Fund - Class R6	54,674	108,940	(88,054)	(295)	75,265	1,107	(149)	-
Voya SmallCap Opportunities Fund - Class R6	16,849	75,133	(43,879)	1,564	49,667	-	2,758	1,164
	$788,940	$2,208,509	$(769,862)	$34,307	$2,261,894	$32,628	$26,142	$21,894

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.0%
950	iShares Barclays 20+ Year Treasury Bond Fund	$115,653	2.8
2,185	iShares MSCI Emerging Markets Index Fund	83,008	2.0
3,134	iShares Russell 1000 Value Index Fund	365,581	8.7
518	iShares Russell 2000 Value Index Fund	61,948	1.5
192	Vanguard S&P 500 ETF	41,677	1.0

	Total Exchange-Traded Funds
	(Cost $624,989)	667,867	16.0

MUTUAL FUNDS: 83.9%
	Affiliated Investment Companies: 59.4%
21,933	Voya Corporate Leaders ® 100 Fund - Class R6	438,876	10.4
21,120	Voya Floating Rate Fund - Class I	210,141	5.0
3,232	Voya Global Real Estate Fund - Class R6	62,533	1.5
10,310	Voya High Yield Bond Fund - Class R6	84,230	2.0
35,634	Voya Intermediate Bond Fund - Class R6	357,405	8.5
10,156	Voya Large-Cap Growth Fund - Class R6	364,897	8.7
5,769	@ Voya MidCap Opportunities Fund - Class R6	145,608	3.5
8,130	Voya Multi-Manager Emerging Markets Equity Fund - Class I	83,248	2.0
20,012	Voya Multi-Manager International Equity Fund - Class I	209,321	5.0
22,195	Voya Multi-Manager International Factors Fund - Class I	209,295	5.0
12,567	Voya Multi-Manager Mid Cap Value Fund - Class I	145,651	3.5
3,104	Voya Real Estate Fund - Class R6	62,449	1.5
5,325	Voya Short Term Bond Fund - Class R6	52,447	1.3
991	@ Voya SmallCap Opportunities Fund - Class R6	61,992	1.5
		2,488,093	59.4

	Unaffiliated Investment Companies: 24.5%
12,370	@ Credit Suisse Commodity Return Strategy Fund - Class I	63,210	1.5
11,684	TIAA-CREF Bond Index Fund - Class I	125,949	3.0
12,104	TIAA-CREF International Equity Index Fund - Class I	209,397	5.0
23,822	TIAA-CREF S&P 500 Index Fund - Class I	627,222	15.0
		1,025,778	24.5

	Total Mutual Funds
	(Cost $3,401,123)	3,513,871	83.9

	Total Investments in Securities (Cost $4,026,112)	$4,181,738	99.9
	Assets in Excess of Other Liabilities	3,138	0.1
	Net Assets	$4,184,876	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $4,030,085.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$174,085
Gross Unrealized Depreciation	(22,432)

Net Unrealized Appreciation	$151,653

Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$667,867	$–	$–	$667,867
Mutual Funds	3,513,871	–	–	3,513,871
Total Investments, at fair value	$4,181,738	$–	$–	$4,181,738

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/17	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$114,707	$358,586	$(66,047)	$31,630	$438,876	$6,875	$6,662	$-
Voya Floating Rate Fund - Class I	55,149	176,337	(22,441)	1,096	210,141	4,236	603	-
Voya Global Real Estate Fund - Class R6	16,217	55,003	(6,247)	(2,440)	62,533	1,377	76	143
Voya High Yield Bond Fund - Class I	33,001	727	(32,449)	(1,279)	-	339	19	-
Voya High Yield Bond Fund - Class R6	-	101,918	(20,199)	2,511	84,230	2,018	1,571	-
Voya Intermediate Bond Fund - Class R6	93,096	318,862	(48,077)	(6,476)	357,405	5,821	1,233	-
Voya Large-Cap Growth Fund - Class R6	97,634	302,096	(44,356)	9,523	364,897	1,779	3,873	14,418
Voya MidCap Opportunities Fund - Class R6	39,025	132,916	(29,115)	2,782	145,608	-	1,811	7,045
Voya Multi-Manager Emerging Markets Equity Fund - Class I	21,195	121,535	(61,788)	2,306	83,248	835	3,293	-
Voya Multi-Manager International Equity Fund - Class I	54,357	176,262	(21,561)	263	209,321	3,245	317	-
Voya Multi - Manager International Factors Fund - Class I	53,902	172,383	(23,960)	6,970	209,295	2,768	391	-
Voya Multi-Manager Mid Cap Value Fund - Class I	38,370	130,357	(32,603)	9,527	145,651	1,542	3,145	2,134
Voya Real Estate Fund - Class R6	16,476	56,917	(7,482)	(3,462)	62,449	950	197	2,681
Voya Short Term Bond Fund - Class R6	43,771	106,957	(98,063)	(218)	52,447	840	(146)	-
Voya SmallCap Opportunities Fund - Class R6	16,831	78,423	(36,129)	2,867	61,992	-	2,354	1,359
	$693,731	$2,289,279	$(550,517)	$55,600	$2,488,093	$32,625	$25,399	$27,780

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.2%
198	iShares Barclays 20+ Year Treasury Bond Fund	24,105	0.7
1,672	iShares MSCI Emerging Markets Index Fund	63,519	2.0
2,056	iShares Russell 1000 Value Index Fund	239,832	7.5
396	iShares Russell 2000 Value Index Fund	47,358	1.5
1,076	iShares Russell Midcap Growth Index Fund	111,323	3.5
147	Vanguard S&P 500 ETF	31,909	1.0

	Total Exchange-Traded Funds
	(Cost $480,047)	518,046	16.2

MUTUAL FUNDS: 83.7%
	Affiliated Investment Companies: 59.2%
19,181	Voya Corporate Leaders ® 100 Fund - Class R6	383,805	12.0
16,159	Voya Floating Rate Fund - Class I	160,787	5.0
2,473	Voya Global Real Estate Fund - Class R6	47,849	1.5
7,888	Voya High Yield Bond Fund - Class R6	64,445	2.0
18,444	Voya Intermediate Bond Fund - Class R6	184,993	5.8
8,437	Voya Large-Cap Growth Fund - Class R6	303,141	9.4
12,449	Voya Multi-Manager Emerging Markets Equity Fund - Class I	127,481	4.0
19,907	Voya Multi-Manager International Equity Fund - Class I	208,224	6.5
22,079	Voya Multi-Manager International Factors Fund - Class I	208,201	6.5
9,612	Voya Multi-Manager Mid Cap Value Fund - Class I	111,400	3.5
2,375	Voya Real Estate Fund - Class R6	47,784	1.5
759	@ Voya SmallCap Opportunities Fund - Class R6	47,496	1.5
		1,895,606	59.2

	Unaffiliated Investment Companies: 24.5%
9,466	@ Credit Suisse Commodity Return Strategy Fund - Class I	48,371	1.5
2,980	TIAA-CREF Bond Index Fund - Class I	32,119	1.0
11,114	TIAA-CREF International Equity Index Fund - Class I	192,276	6.0
19,444	TIAA-CREF S&P 500 Index Fund - Class I	511,948	16.0
		784,714	24.5

	Total Mutual Funds
	(Cost $2,594,911)	2,680,320	83.7

	Total Investments in Securities (Cost $3,074,958)	$3,198,366	99.9
	Assets in Excess of Other Liabilities	4,234	0.1
	Net Assets	$3,202,600	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $3,077,957.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$128,578
Gross Unrealized Depreciation	(8,169)

Net Unrealized Appreciation	$120,409

Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$518,046	$–	$–	$518,046
Mutual Funds	2,680,320	–	–	2,680,320
Total Investments, at fair value	$3,198,366	$–	$–	$3,198,366

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/17	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$131,944	$283,399	$(55,703)	$24,165	$383,805	$6,675	$6,971	$-
Voya Floating Rate Fund - Class I	55,398	125,223	(20,450)	616	160,787	3,186	669	-
Voya Global Real Estate Fund - Class R6	16,291	38,843	(6,362)	(923)	47,849	1,129	(151)	123
Voya High Yield Bond Fund - Class I	33,111	315	(32,579)	(847)	-	335	17	-
Voya High Yield Bond Fund - Class R6	-	80,581	(17,898)	1,762	64,445	1,462	1,447	-
Voya Intermediate Bond Fund - Class R6	71,528	157,252	(41,381)	(2,406)	184,993	3,113	700	-
Voya Large-Cap Growth Fund - Class R6	106,489	233,812	(43,795)	6,635	303,141	1,670	2,998	13,536
Voya Multi-Manager Emerging Markets Equity Fund - Class I	42,824	130,159	(50,092)	4,590	127,481	1,418	4,877	-
Voya Multi-Manager International Equity Fund - Class I	76,353	174,870	(44,474)	1,475	208,224	3,860	(125)	-
Voya Multi - Manager International Factors Fund - Class I	76,036	170,784	(46,758)	8,139	208,201	3,258	(424)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	38,779	153,595	(81,956)	982	111,400	1,336	7,357	1,849
Voya Real Estate Fund - Class R6	16,550	40,659	(7,639)	(1,786)	47,784	711	(58)	2,294
Voya Short Term Bond Fund - Class R6	10,992	6,473	(17,456)	(9)	-	52	38	-
Voya SmallCap Opportunities Fund - Class R6	17,052	59,918	(30,266)	792	47,496	-	2,770	1,165
	$693,347	$1,655,883	$(496,809)	$43,185	$1,895,606	$28,205	$27,086	$18,967

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 17.9%
844	iShares MSCI Emerging Markets Index Fund	$32,064	2.0
1,107	iShares Russell 1000 Value Index Fund	129,131	7.9
267	iShares Russell 2000 Value Index Fund	31,931	2.0
776	iShares Russell Midcap Growth Index Fund	80,285	5.0
74	Vanguard S&P 500 ETF	16,063	1.0

	Total Exchange-Traded Funds
	(Cost $257,338)	289,474	17.9

MUTUAL FUNDS: 82.0%
	Affiliated Investment Companies: 57.5%
8,874	Voya Corporate Leaders ® 100 Fund - Class R6	177,564	11.0
3,263	Voya Floating Rate Fund - Class I	32,465	2.0
1,248	Voya Global Real Estate Fund - Class R6	24,150	1.5
3,982	Voya High Yield Bond Fund - Class R6	32,533	2.0
8,905	Voya Intermediate Bond Fund - Class R6	89,317	5.5
4,483	Voya Large-Cap Growth Fund - Class R6	161,058	10.0
6,281	Voya Multi-Manager Emerging Markets Equity Fund - Class I	64,318	4.0
10,047	Voya Multi-Manager International Equity Fund - Class I	105,089	6.5
11,143	Voya Multi-Manager International Factors Fund - Class I	105,076	6.5
6,934	Voya Multi-Manager Mid Cap Value Fund - Class I	80,361	5.0
1,199	Voya Real Estate Fund - Class R6	24,118	1.5
510	@ Voya SmallCap Opportunities Fund - Class R6	31,914	2.0
		927,963	57.5

	Unaffiliated Investment Companies: 24.5%
4,778	@ Credit Suisse Commodity Return Strategy Fund - Class I	24,414	1.5
5,609	TIAA-CREF International Equity Index Fund - Class I	97,039	6.0
10,426	TIAA-CREF S&P 500 Index Fund - Class I	274,522	17.0
		395,975	24.5

	Total Mutual Funds
	(Cost $1,249,272)	1,323,938	82.0

	Total Investments in Securities (Cost $1,506,610)	$1,613,412	99.9
	Assets in Excess of Other Liabilities	1,767	0.1
	Net Assets	$1,615,179	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $1,510,289.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$106,985
Gross Unrealized Depreciation	(3,862)

Net Unrealized Appreciation	$103,123

Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$289,474	$–	$–	$289,474
Mutual Funds	1,323,938	–	–	1,323,938
Total Investments, at fair value	$1,613,412	$–	$–	$1,613,412

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/17	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$131,728	$56,478	$(25,851)	$15,209	$177,564	$2,700	$2,885	$-
Voya Floating Rate Fund - Class I	22,142	12,401	(2,328)	250	32,465	800	64	-
Voya Global Real Estate Fund - Class R6	16,277	10,098	(1,762)	(463)	24,150	592	(8)	54
Voya High Yield Bond Fund - Class I	33,083	492	(32,720)	(855)	-	335	22	-
Voya High Yield Bond Fund - Class R6	-	43,363	(12,413)	1,583	32,533	852	984	-
Voya Intermediate Bond Fund - Class R6	77,011	37,826	(24,574)	(946)	89,317	1,911	601	-
Voya Large-Cap Growth Fund - Class R6	112,000	53,664	(9,993)	5,387	161,058	762	2,503	6,178
Voya Multi-Manager Emerging Markets Equity Fund - Class I	42,591	29,896	(13,562)	5,393	64,318	621	1,988	-
Voya Multi-Manager International Equity Fund - Class I	76,274	41,222	(13,555)	1,148	105,089	1,703	(20)	-
Voya Multi - Manager International Factors Fund - Class I	75,956	38,169	(14,283)	5,234	105,076	1,452	(543)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	55,000	49,284	(27,821)	3,898	80,361	847	4,057	1,172
Voya Real Estate Fund - Class R6	16,537	10,787	(2,453)	(753)	24,118	406	80	1,005
Voya SmallCap Opportunities Fund - Class R6	22,524	18,370	(11,022)	2,042	31,914	-	1,648	682
	$681,123	$402,050	$(192,337)	$37,127	$927,963	$12,981	$14,261	$9,091

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 20.4%
170	iShares Barclays 20+ Year Treasury Bond Fund	$20,696	1.0
1,073	iShares MSCI Emerging Markets Index Fund	40,763	2.0
1,584	iShares Russell 1000 Value Index Fund	184,773	8.9
339	iShares Russell 2000 Value Index Fund	40,541	2.0
1,086	iShares Russell Midcap Growth Index Fund	112,358	5.5
95	Vanguard S&P 500 ETF	20,622	1.0

	Total Exchange-Traded Funds
	(Cost $377,910)	419,753	20.4

MUTUAL FUNDS: 79.4%
	Affiliated Investment Companies: 54.4%
11,289	Voya Corporate Leaders ® 100 Fund - Class R6	225,886	10.9
3,632	Voya Floating Rate Fund - Class I	36,135	1.8
1,588	Voya Global Real Estate Fund - Class R6	30,722	1.5
5,665	Voya Intermediate Bond Fund - Class R6	56,821	2.8
6,272	Voya Large-Cap Growth Fund - Class R6	225,362	10.9
7,991	Voya Multi-Manager Emerging Markets Equity Fund - Class I	81,830	4.0
14,256	Voya Multi-Manager International Equity Fund - Class I	149,114	7.2
13,630	Voya Multi-Manager International Factors Fund - Class I	128,531	6.3
9,702	Voya Multi-Manager Mid Cap Value Fund - Class I	112,445	5.5
1,525	Voya Real Estate Fund - Class R6	30,680	1.5
650	@ Voya SmallCap Opportunities Fund - Class R6	40,651	2.0
		1,118,177	54.4

	Unaffiliated Investment Companies: 25.0%
6,075	@ Credit Suisse Commodity Return Strategy Fund - Class I	31,043	1.5
8,920	TIAA-CREF International Equity Index Fund - Class I	154,313	7.5
12,484	TIAA-CREF S&P 500 Index Fund - Class I	328,709	16.0
		514,065	25.0

	Total Mutual Funds
	(Cost $1,542,895)	1,632,242	79.4

	Total Investments in Securities (Cost $1,920,805)	$2,051,995	99.8
	Assets in Excess of Other Liabilities	3,337	0.2
	Net Assets	$2,055,332	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $1,924,313.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$131,942
Gross Unrealized Depreciation	(4,260)

Net Unrealized Appreciation	$127,682

Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$419,753	$–	$–	$419,753
Mutual Funds	1,632,242	–	–	1,632,242
Total Investments, at fair value	$2,051,995	$–	$–	$2,051,995

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/17	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$137,520	$88,218	$(19,481)	$19,629	$225,886	$3,434	$1,941	$-
Voya Floating Rate Fund - Class I	20,217	16,477	(853)	294	36,135	799	18	-
Voya Global Real Estate Fund - Class R6	16,985	14,733	(523)	(473)	30,722	719	38	69
Voya Intermediate Bond Fund - Class R6	48,816	35,677	(26,845)	(827)	56,821	1,190	749	-
Voya Large-Cap Growth Fund - Class R6	128,560	94,886	(6,528)	8,444	225,362	1,085	2,083	8,795
Voya Multi-Manager Emerging Markets Equity Fund - Class I	44,557	47,730	(16,829)	6,372	81,830	785	2,290	-
Voya Multi-Manager International Equity Fund - Class I	96,661	74,341	(23,835)	1,947	149,114	2,630	(163)	-
Voya Multi - Manager International Factors Fund - Class I	84,933	62,397	(25,459)	6,660	128,531	1,958	(781)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	63,423	88,289	(43,860)	4,593	112,445	1,148	5,840	1,589
Voya Real Estate Fund - Class R6	17,255	15,775	(1,494)	(856)	30,680	483	126	1,287
Voya SmallCap Opportunities Fund - Class R6	23,613	29,573	(14,695)	2,160	40,651	-	1,962	849
	$682,540	$568,096	$(180,402)	$47,943	$1,118,177	$14,231	$14,103	$12,589

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 20.4%
115	iShares Barclays 20+ Year Treasury Bond Fund	$14,000	1.0
730	iShares MSCI Emerging Markets Index Fund	27,733	2.0
1,077	iShares Russell 1000 Value Index Fund	125,633	8.9
230	iShares Russell 2000 Value Index Fund	27,506	2.0
738	iShares Russell Midcap Growth Index Fund	76,353	5.5
64	Vanguard S&P 500 ETF	13,892	1.0

	Total Exchange-Traded Funds
	(Cost $249,452)	285,117	20.4

MUTUAL FUNDS: 79.5%
	Affiliated Investment Companies: 55.5%
8,371	Voya Corporate Leaders ® 100 Fund - Class R6	167,507	11.9
2,469	Voya Floating Rate Fund - Class I	24,565	1.8
1,079	Voya Global Real Estate Fund - Class R6	20,885	1.5
3,851	Voya Intermediate Bond Fund - Class R6	38,621	2.8
4,264	Voya Large-Cap Growth Fund - Class R6	153,204	10.9
5,434	Voya Multi-Manager Emerging Markets Equity Fund - Class I	55,644	4.0
9,690	Voya Multi-Manager International Equity Fund - Class I	101,362	7.3
9,265	Voya Multi-Manager International Factors Fund - Class I	87,370	6.3
6,596	Voya Multi-Manager Mid Cap Value Fund - Class I	76,444	5.5
1,037	Voya Real Estate Fund - Class R6	20,857	1.5
442	@ Voya SmallCap Opportunities Fund - Class R6	27,648	2.0
		774,107	55.5

	Unaffiliated Investment Companies: 24.0%
4,131	@ Credit Suisse Commodity Return Strategy Fund - Class I	21,109	1.5
6,063	TIAA-CREF International Equity Index Fund - Class I	104,894	7.5
7,956	TIAA-CREF S&P 500 Index Fund - Class I	209,491	15.0
		335,494	24.0

	Total Mutual Funds
	(Cost $1,028,382)	1,109,601	79.5

	Total Investments in Securities (Cost $1,277,834)	$1,394,718	99.9
	Assets in Excess of Other Liabilities	1,813	0.1
	Net Assets	$1,396,531	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $1,281,860.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$117,614
Gross Unrealized Depreciation	(4,756)

Net Unrealized Appreciation	$112,858

Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$285,117	$–	$–	$285,117
Mutual Funds	1,109,601	–	–	1,109,601
Total Investments, at fair value	$1,394,718	$–	$–	$1,394,718

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/17	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$146,487	$25,791	$(21,565)	$16,794	$167,507	$2,863	$2,273	$-
Voya Floating Rate Fund - Class I	19,877	5,700	(1,260)	248	24,565	689	32	-
Voya Global Real Estate Fund - Class R6	16,700	5,937	(1,186)	(566)	20,885	589	14	52
Voya Intermediate Bond Fund - Class R6	47,944	12,447	(21,088)	(682)	38,621	1,030	556	-
Voya Large-Cap Growth Fund - Class R6	126,395	27,001	(5,885)	5,693	153,204	814	2,324	6,602
Voya Multi-Manager Emerging Markets Equity Fund - Class I	43,695	14,075	(8,253)	6,127	55,644	595	1,164	-
Voya Multi-Manager International Equity Fund - Class I	95,020	25,967	(21,038)	1,413	101,362	2,010	(187)	-
Voya Multi - Manager International Factors Fund - Class I	83,488	21,634	(23,178)	5,426	87,370	1,513	(744)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	62,065	21,342	(13,637)	6,674	76,444	881	1,835	1,219
Voya Real Estate Fund - Class R6	16,966	6,591	(1,882)	(818)	20,857	405	114	976
Voya SmallCap Opportunities Fund - Class R6	23,108	6,714	(5,054)	2,880	27,648	-	621	645
	$681,745	$173,199	$(124,026)	$43,189	$774,107	$11,389	$8,002	$9,494

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 20.7%
104	iShares Barclays 20+ Year Treasury Bond Fund	$12,661	0.8
874	iShares MSCI Emerging Markets Index Fund	33,203	2.0
1,361	iShares Russell 1000 Value Index Fund	158,761	9.4
276	iShares Russell 2000 Value Index Fund	33,007	2.0
884	iShares Russell Midcap Growth Index Fund	91,459	5.5
77	Vanguard S&P 500 ETF	16,714	1.0

	Total Exchange-Traded Funds
	(Cost $307,497)	345,805	20.7

MUTUAL FUNDS: 79.2%
	Affiliated Investment Companies: 54.2%
10,026	Voya Corporate Leaders ® 100 Fund - Class R6	200,629	11.9
1,293	Voya Global Real Estate Fund - Class R6	25,013	1.5
4,612	Voya Intermediate Bond Fund - Class R6	46,259	2.8
5,339	Voya Large-Cap Growth Fund - Class R6	191,838	11.4
6,509	Voya Multi-Manager Emerging Markets Equity Fund - Class I	66,654	4.0
11,607	Voya Multi-Manager International Equity Fund - Class I	121,407	7.3
11,098	Voya Multi-Manager International Factors Fund - Class I	104,650	6.3
7,899	Voya Multi-Manager Mid Cap Value Fund - Class I	91,550	5.5
1,242	Voya Real Estate Fund - Class R6	24,980	1.5
529	@ Voya SmallCap Opportunities Fund - Class R6	33,108	2.0
		906,088	54.2

	Unaffiliated Investment Companies: 25.0%
4,948	@ Credit Suisse Commodity Return Strategy Fund - Class I	25,285	1.5
7,262	TIAA-CREF International Equity Index Fund - Class I	125,640	7.5
10,164	TIAA-CREF S&P 500 Index Fund - Class I	267,621	16.0
		418,546	25.0

	Total Mutual Funds
	(Cost $1,243,713)	1,324,634	79.2

	Total Investments in Securities (Cost $1,551,210)	$1,670,439	99.9
	Assets in Excess of Other Liabilities	2,471	0.1
	Net Assets	$1,672,910	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $1,554,369.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$119,382
Gross Unrealized Depreciation	(3,312)

Net Unrealized Appreciation	$116,070

Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$345,805	$–	$–	$345,805
Mutual Funds	1,324,634	–	–	1,324,634
Total Investments, at fair value	$1,670,439	$–	$–	$1,670,439

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/17	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$144,380	$55,665	$(17,634)	$18,218	$200,629	$2,787	$1,707	$-
Voya Global Real Estate Fund - Class R6	16,451	9,489	(611)	(316)	25,013	562	16	51
Voya Intermediate Bond Fund - Class R6	47,284	19,572	(20,022)	(575)	46,259	1,014	534	-
Voya Large-Cap Growth Fund - Class R6	130,156	57,401	(3,436)	7,717	191,838	829	1,722	6,722
Voya Multi-Manager Emerging Markets Equity Fund - Class I	43,201	28,947	(11,251)	5,757	66,654	582	1,570	-
Voya Multi-Manager International Equity Fund - Class I	93,611	44,429	(18,183)	1,550	121,407	1,957	(200)	-
Voya Multi - Manager International Factors Fund - Class I	82,255	38,426	(21,520)	5,489	104,650	1,473	(774)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	61,548	50,147	(25,290)	5,145	91,550	865	3,495	1,198
Voya Real Estate Fund - Class R6	16,712	10,277	(1,428)	(581)	24,980	387	116	951
Voya SmallCap Opportunities Fund - Class R6	22,910	17,356	(9,512)	2,354	33,108	-	1,200	634
	$658,508	$331,709	$(128,887)	$44,758	$906,088	$10,456	$9,386	$9,556

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 20.6%
83	iShares Barclays 20+ Year Treasury Bond Fund	$10,104	0.7
696	iShares MSCI Emerging Markets Index Fund	26,441	2.0
1,084	iShares Russell 1000 Value Index Fund	126,449	9.5
220	iShares Russell 2000 Value Index Fund	26,310	2.0
704	iShares Russell Midcap Growth Index Fund	72,836	5.4
61	Vanguard S&P 500 ETF	13,241	1.0

	Total Exchange-Traded Funds
	(Cost $240,916)	275,381	20.6

MUTUAL FUNDS: 79.3%
	Affiliated Investment Companies: 54.2%
8,006	Voya Corporate Leaders ® 100 Fund - Class R6	160,200	12.0
1,032	Voya Global Real Estate Fund - Class R6	19,973	1.5
3,685	Voya Intermediate Bond Fund - Class R6	36,957	2.8
4,263	Voya Large-Cap Growth Fund - Class R6	153,182	11.5
5,202	Voya Multi-Manager Emerging Markets Equity Fund - Class I	53,265	4.0
9,268	Voya Multi-Manager International Equity Fund - Class I	96,939	7.2
8,861	Voya Multi-Manager International Factors Fund - Class I	83,557	6.2
6,322	Voya Multi-Manager Mid Cap Value Fund - Class I	73,267	5.5
991	Voya Real Estate Fund - Class R6	19,947	1.5
423	@ Voya SmallCap Opportunities Fund - Class R6	26,481	2.0
		723,768	54.2

	Unaffiliated Investment Companies: 25.1%
3,941	@ Credit Suisse Commodity Return Strategy Fund - Class I	20,136	1.5
5,799	TIAA-CREF International Equity Index Fund - Class I	100,317	7.5
8,130	TIAA-CREF S&P 500 Index Fund - Class I	214,050	16.1
		334,503	25.1

	Total Mutual Funds
	(Cost $977,772)	1,058,271	79.3

	Total Investments in Securities (Cost $1,218,688)	$1,333,652	99.9
	Assets in Excess of Other Liabilities	1,166	0.1
	Net Assets	$1,334,818	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $1,218,952.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$115,060
Gross Unrealized Depreciation	(360)

Net Unrealized Appreciation	$114,700

Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$275,381	$–	$–	$275,381
Mutual Funds	1,058,271	–	–	1,058,271
Total Investments, at fair value	$1,333,652	$–	$–	$1,333,652

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/17	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$140,056	$18,718	$(14,698)	$16,124	$160,200	$2,579	$1,459	$-
Voya Global Real Estate Fund - Class R6	15,966	4,844	(477)	(360)	19,973	550	21	47
Voya Intermediate Bond Fund - Class R6	45,839	8,944	(17,405)	(421)	36,957	939	488	-
Voya Large-Cap Growth Fund - Class R6	126,339	22,254	(3,416)	8,005	153,182	767	114	6,218
Voya Multi-Manager Emerging Markets Equity Fund - Class I	41,777	9,229	(4,230)	6,489	53,265	538	586	-
Voya Multi-Manager International Equity Fund - Class I	90,848	20,979	(16,309)	1,421	96,939	1,811	10	-
Voya Multi - Manager International Factors Fund - Class I	79,825	16,227	(16,859)	4,364	83,557	1,363	184	-
Voya Multi-Manager Mid Cap Value Fund - Class I	59,340	18,024	(10,380)	6,283	73,267	799	1,551	1,106
Voya Real Estate Fund - Class R6	16,221	5,425	(1,149)	(550)	19,947	373	111	880
Voya SmallCap Opportunities Fund - Class R6	22,094	5,895	(4,243)	2,735	26,481	-	617	584
	$638,305	$130,539	$(89,166)	$44,090	$723,768	$9,719	$5,141	$8,835

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	April 27, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	April 27, 2017